ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2024
Organization And Principal Activities
SCHEDULE OF PRINCIPAL SUBSIDIARIES

The Group’s principal subsidiaries, as of the date of this report, are set out below:

Percentage of effective ownership
Name	Date of incorporation	December 31, 2024	December 31, 2023	Place of incorporation	Principal activities
		%	%
Swift Top Capital Resources Limited	November 20, 2012	100	100	Hong Kong	Trading of logs
Parquet Nature (France) S.A.R.L.	August 21, 2012	100	100	France	Trading of logs
Choi Chon Investment Company Limited	March 12, 2015	100	100	Macau	Trading of wood products
South American Wood S.A.C.	December 16, 2019	100	100	Peru	Trading of wood products
Grupo Maderero Amaz S.A.C.	July 27, 2016	100	100	Peru	Trading of wood products
E&T Forestal S.A.C.	May 2, 2014	100	100	Peru	Manufacturing of wood products and holding of concession rights
Maderera Industrial Isabelita S.A.C.	February 22, 2002	100	100	Peru	Trading of wood products and holding of concession rights
Nuevo San Martin S.A.C.	June 5, 2002	100	100	Peru	Manufacturing and trading of wood products and holding of concession rights
Sepahua Tropical Forest S.A.C.	June 5, 2002	100	100	Peru	Holding of concession rights
Latinoamerican Forest S.A.C.	March 31, 2022	100	100	Peru	Trading of wood products